Schedule of Total Revenues from Segments (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Consolidated Segment Data Schedule Of Total Revenues From Segments 1	$ 1,239,002
Consolidated Segment Data Schedule Of Total Revenues From Segments 2	1,488,882
Consolidated Segment Data Schedule Of Total Revenues From Segments 3	2,970,952
Consolidated Segment Data Schedule Of Total Revenues From Segments 4	16,950,272
Consolidated Segment Data Schedule Of Total Revenues From Segments 5	8,704,708
Consolidated Segment Data Schedule Of Total Revenues From Segments 6	7,313,916
Consolidated Segment Data Schedule Of Total Revenues From Segments 7	18,189,274
Consolidated Segment Data Schedule Of Total Revenues From Segments 8	10,193,590
Consolidated Segment Data Schedule Of Total Revenues From Segments 9	$ 10,284,868